SCHEDULE OF ASSUMPTION OF BLACK-SCHOLES OPTION PRICING MODEL (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Expected dividend
Minimum [Member]
Exercise price	$ 0.16	$ 0.16	$ 0.16	$ 0.16
Expected term	3 years 3 months	3 years 3 months	3 years 3 months	3 years 3 months
Risk-free interest rate	0.38%	0.38%	0.38%	0.26%
Estimated volatility	293.07%	293.07%	293.07%	293.07%
Option price at valuation date	$ 0.12	$ 0.12	$ 0.12	$ 0.12
Maximum [Member]
Exercise price	$ 0.26	$ 0.26	$ 0.26	$ 0.39
Expected term	3 years 9 months	3 years 9 months	3 years 9 months	3 years 9 months
Risk-free interest rate	2.43%	2.43%	2.43%	2.43%
Estimated volatility	517.13%	517.13%	517.13%	517.13%
Option price at valuation date	$ 0.27	$ 0.31	$ 0.27	$ 0.31